UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23025

TCW ALTERNATIVE FUNDS

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis

TCW Alternative Funds

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TCW/Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Consumer Discretionary (16.1%)
21,948	Best Buy Co., Inc. (1)	$708,701
48,400	Cablevision Systems Corp., Class A (1)	1,365,848
57,380	Ford Motor Co. (1)	850,945
14,800	GameStop Corp., Class A (1)	678,580
20,100	General Motors Co. (1)	633,351
6,100	Goodyear Tire & Rubber Co. (The) (1)	183,793
8,170	Las Vegas Sands Corp. (1)	457,847
22,800	Liberty Interactive Corp. QVC Group, Class A (1) (2)	662,340
28,181	Lions Gate Entertainment Corp. (1)	1,104,132
22,000	Michael Kors Holdings, Ltd. (1) (2)	923,780
64,895	Staples, Inc. (1)	954,605
10,500	Tenneco, Inc. (2)	523,005
11,230	Time Warner, Inc. (1)	988,689
15,910	Tribune Media Co., Class A (1)	803,296
6,400	Viacom, Inc., Class B (1)	364,800
29,400	Wolverine World Wide, Inc. (1)	862,008

	Total Consumer Discretionary	12,065,720

	Consumer Staples (5.0%)
10,650	Bunge, Ltd. (1)	850,402
21,100	Herbalife, Ltd. (1) (2)	1,065,339
12,315	Molson Coors Brewing Co., Class B (1)	876,089
45,880	Pilgrim’s Pride Corp. (1)	992,843

	Total Consumer Staples	3,784,673

	Energy (10.7%)
5,970	Apache Corp. (1)	273,784
33,104	Chesapeake Energy Corp. (1)	286,681
2,300	Chevron Corp.	203,504
46,700	Kosmos Energy, Ltd. (1) (2)	336,240
103,000	Linn Energy LLC (1)	416,120
19,000	National Oilwell Varco, Inc. (1)	800,470
16,200	Oasis Petroleum, Inc. (1) (2)	156,006
14,500	Oceaneering International, Inc.	580,290
27,600	Peabody Energy Corp. (1)	33,120
30,100	QEP Resources, Inc. (1)	417,788
18,500	SM Energy Co. (1)	685,795
41,943	Superior Energy Services, Inc. (1)	713,031
9,952	Tesoro Corp. (1)	968,728
17,470	Valero Energy Corp. (1)	1,146,032
23,530	Western Refining, Inc. (1)	1,039,085

	Total Energy	8,056,674

See accompanying notes to Schedule of Investments.

TCW/Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Financials (15.2%)
9,318	Bank of New York Mellon Corp. (The) (1)	$404,401
20,540	CIT Group, Inc. (1)	966,202
11,731	Erie Indemnity Co., Class A (1)	1,012,503
33,300	FNF Group (1)	1,301,697
36,050	Genworth Financial, Inc., Class A (1)	252,710
23,000	Hartford Financial Services Group, Inc. (The) (1)	1,093,650
4,490	Intercontinental Exchange, Inc. (1)	1,023,900
32,228	Leucadia National Corp. (1)	758,003
90,582	MGIC Investment Corp. (1) (2)	1,002,743
6,704	NASDAQ OMX Group, Inc. (The) (1)	342,105
50,200	Navient Corp. (1)	788,140
3,300	Ocwen Financial Corp. (1) (2)	27,819
46,500	Old Republic International Corp. (1)	777,945
62,400	Radian Group, Inc. (1)	1,151,904
11,400	Voya Financial, Inc. (1)	535,230

	Total Financials	11,438,952

	Health Care (13.4%)
3,000	Allergan PLC (1) (2)	993,450
19,310	Allscripts Healthcare Solutions, Inc. (1) (2)	279,223
25,000	Baxter International, Inc.	1,002,000
18,000	Community Health Systems, Inc. (1) (2)	1,053,180
9,500	Gilead Sciences, Inc. (1)	1,119,670
7,200	Medivation, Inc. (1) (2)	758,376
16,000	Merck & Co., Inc. (1)	943,360
5,000	Mylan NV (2)	279,950
21,587	Myriad Genetics, Inc. (1) (2)	736,548
6,320	Perrigo Co. PLC (1)	1,214,704
9,831	United Therapeutics Corp. (1) (2)	1,664,978

	Total Health Care	10,045,439

	Industrials (12.9%)
5,000	Colfax Corp. (2)	190,700
18,807	Delta Air Lines, Inc. (1)	833,902
9,900	Huntington Ingalls Industries, Inc. (1)	1,162,359
19,250	Joy Global, Inc. (1)	508,392
11,200	Macquarie Infrastructure Corp. (1)	951,216
11,950	ManpowerGroup, Inc. (1)	1,081,236
30,100	Owens Corning (1)	1,349,985
13,270	Pentair PLC (1)	806,949
7,530	SPX Corp. (1)	492,537
34,200	Terex Corp. (1)	757,872
15,200	United Continental Holdings, Inc. (1) (2)	857,128

See accompanying notes to Schedule of Investments.

TCW/Gargoyle Hedged Value Fund

July 31, 2015

Number of Shares	Common Stock	Value
	Industrials (Continued)
10,700	United Rentals, Inc. (1) (2)	$716,793

	Total Industrials	9,709,069

	Information Technology (18.3%)
33,800	ARRIS Group, Inc. (1) (2)	1,045,096
16,730	Brocade Communications Systems, Inc. (1)	171,650
11,971	Computer Sciences Corp. (1)	783,263
14,773	First Solar, Inc. (1) (2)	654,444
94,031	Flextronics International, Ltd. (1) (2)	1,035,281
14,300	Harris Corp. (1)	1,186,042
26,650	Hewlett-Packard Co. (1)	813,358
13,890	IAC/InterActiveCorp. (1)	1,073,141
4,918	Itron, Inc. (1) (2)	158,507
5,600	Lexmark International, Inc., Class A (1)	190,344
30,700	Micron Technology, Inc. (1) (2)	568,257
27,200	NCR Corp. (1) (2)	749,088
37,300	NVIDIA Corp. (1)	744,135
98,100	ON Semiconductor Corp. (1) (2)	1,041,822
12,200	Oracle Corp. (1)	487,268
25,500	PTC, Inc. (1) (2)	926,925
3,604	Sohu.com, Inc. (1) (2)	173,460
16,730	VeriSign, Inc. (1) (2)	1,186,826
4,633	Vishay Intertechnology, Inc. (1)	53,187
20,000	Yahoo!, Inc. (1) (2)	733,400

	Total Information Technology	13,775,494

	Materials (3.6%)
12,220	Axiall Corp. (1)	359,635
13,000	Cabot Corp. (1)	457,340
11,500	Freeport-McMoRan, Inc. (1)	135,125
7,300	Lyondellbasell Industries NV (1)	684,959
38,641	Newmont Mining Corp. (1)	663,466
37,560	Tronox, Ltd. (1)	412,409

	Total Materials	2,712,934

	Telecommunication Services (3.0%)
30,510	CenturyLink, Inc. (1)	872,586
26,326	Telephone & Data Systems, Inc. (1)	774,248
15,502	United States Cellular Corp. (1) (2)	576,984

	Total Telecommunication Services	2,223,818

	Utilities (3.2%)
70,200	AES Corp./VA (1)	898,560

See accompanying notes to Schedule of Investments.

TCW/Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Utilities (Continued)
45,600	Calpine Corp. (1) (2)	$834,480
15,900	Dynegy, Inc. (1) (2)	414,195
10,400	NRG Energy, Inc. (1)	233,480

	Total Utilities	2,380,715

	Total Common Stock (Cost: $73,493,999) (101.4%)	76,193,488

	Total Investments (Cost: $73,493,999) (101.4%)	76,193,488

	Liabilities in Excess of Other Assets (-1.4%)	(1,074,931)

	Net Assets (100.0%)	$75,118,557

Written Options - Exchange Traded
Number of Contracts	Description	Premiums (Received)	Value
2	NASDAQ Euro Index, Call, Strike Price $4,475, Expires 08/21/15	$(14,358)	$(27,814)
3	NASDAQ Euro Index, Call, Strike Price $4,500, Expires 08/21/15	(19,235)	(38,205)
22	Russel 2000 Index, Call, Strike Price $1,220, Expires 09/18/15	(60,894)	(76,120)
18	Russel 2000 Index, Call, Strike Price $1,230, Expires 09/18/15	(42,983)	(53,424)
30	Russel 2000 Index, Call, Strike Price $1,240, Expires 08/21/15	(79,459)	(42,900)
49	Russel 2000 Index, Call, Strike Price $1,260, Expires 08/21/15	(125,860)	(22,834)
13	Russel 2000 Index, Call, Strike Price $1,280, Expires 08/21/15	(32,031)	(1,677)
24	Russel 2000 Index, Call, Strike Price $1,300, Expires 08/21/15	(50,351)	(984)
63	Russel 2000 Index, Call, Strike Price $1.240, Expires 09/18/15	(143,370)	(149,499)
20	S&P 500 Index, Call, Stirke Price $2,100, Expires 09/18/15	(56,358)	(70,000)
47	S&P 500 Index, Call, Strike Price $2,075, Expires 08/21/15	(143,024)	(178,600)
20	S&P 500 Index, Call, Strike Price $2,080, Expires 08/21/15	(68,759)	(70,000)
44	S&P 500 Index, Call, Strike Price $2,085, Expires 08/21/15	(133,680)	(141,592)
25	S&P 500 Index, Call, Strike Price $2,085, Expires 09/18/15	(79,448)	(110,625)
12	S&P 500 Index, Call, Strike Price $2,090, Expires 08/14/15	(38,015)	(27,468)
7	S&P 500 Index, Call, Strike Price $2,090, Expires 08/21/15	(21,675)	(18,851)
25	S&P 500 Index, Call, Strike Price $2,095, Expires 09/18/15	(68,448)	(95,000)
25	S&P 500 Index, Call, Strike Price $2,100, Expires 08/07/15	(68,699)	(33,500)
10	S&P 500 Index, Call, Strike Price $2,100, Expires 08/21/15	(32,275)	(22,000)
15	S&P 500 Index, Call, Strike Price $2,110, Expires 08/07/15	(42,269)	(11,625)
5	S&P 500 Index, Call, Strike Price $2,115, Expires 08/21/15	(11,424)	(6,800)
8	S&P 500 Index, Call, Strike Price $2,130, Expires 08/14/15	(19,735)	(3,120)

	Total Written Options	$(1,352,350)	$(1,202,638)

See accompanying notes to Schedule of Investments.

TCW/Gargoyle Hedged Value Fund

July 31, 2015

Notes to the Schedule of Investments:

(1)	All or portion of this security is segregated to cover for written options.
(2)	Non-income producing security.

NASDAQ-	NationalAssociation of Securities Dealers Automated Quotations.
S&P -	Standard& Poor’s

See accompanying notes to Schedule of Investments.

TCW/Gargoyle Hedged Value Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Information Technology	18.3%
Consumer Discretionary	16.1
Financials	15.2
Health Care	13.4
Industrials	12.9
Energy	10.7
Consumer Staples	5.0
Materials	3.6
Utilities	3.2
Telecommunication Services	3.0

Total	101.4%

See accompanying notes to Schedule of Investments.

TCW/Gargoyle Hedged Value Fund

Notes to Schedule of Investments (Unaudited)	July 31, 2015

Note 1 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the mean of the current bid and asked prices.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments,interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TCW/Gargoyle Hedged Value Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued)

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the observability of the input. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Options contracts. Exchange listed option contracts traded on securities are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1.

The Fund categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments as of July 31, 2015.

The Fund did not have any transfers in and out of Level 1 of the fair value during the period ended July 31, 2015.

The Funds held no investments or other financial instruments at July 31, 2015, whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one ore more indicators, such as a security, assets, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2015, the TCW/Gargoyle Hedged Value Fund, had the following derivatives and transactions in derivatives, grouped in the following risk categories.

	Equity Risk	Total
TCW/Gargoyle Hedged Value Fund
Liability Derivatives
Written Options	$(1,202,638)	$(1,202,638)

Total Value	$(1,202,638)	$(1,202,638)

Shares/Units(1)	487	487

(1)	Amount represents the number of contracts at end of period.

TCW/Gargoyle Hedged Value Fund

July 31, 2015

Options: The Fund may purchase and sell put and call options on securities or indexes to enhance investment performance and to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Fund may sell index call options to partially hedge its stock portfolio. The Fund receives premium for selling these options. However, selling index call options can limit the Fund’s opportunity to profit from an increase in the market value of the stock portfolio to the extent that the index options’ value increases above the sum of the option premium received and the exercise price of the call options.

Options purchased or sold by the Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer by opened to replace expiring series, and opening transactions in existing series may be prohibited.

Option contracts purchased and written by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Transactions in written option contracts for the period ended July 31, 2015, were as follows:

	Call Contacts	Call Premiums
Options outstanding at October 1, 2014	664	1,153,440
Options written	5,051	12,312,606
Options terminated in closing purchase transactions	—	—
Options exercised	(139)	(256,754)
Options expired	(5,089)	(11,856,942)

Options outstanding at July 31, 2015	487	1,352,350

Note 2 — Federal Income Taxes

At July 31, 2015, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

TCW/Gargoyle Hedged Value Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Note 2 — Federal Income Taxes (Continued)

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW/Gargoyle Hedged Value Fund	$10,439,284	$(7,739,795)	$2,699,489	$73,493,999

Note 3 — Recently Issued Accounting Pronouncements

In June 2014, FASB issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Alternative Funds

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer
(principal executive officer)

Date 09/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer (principal executive officer)

Date 09/28/2015

By (Signature and Title)*	/s/ Richard M. Villa
Richard M. Villa, Treasurer
(principal financial officer)

Date 09/28/2015

*	Print the name and title of each signing officer under his or her signature.